Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Assets:
Cash	$ 2,632	$ 359,610
Prepaid expenses	486,411	475,532
Total current assets	489,043	835,142
Prepaid expenses – noncurrent portion	103,346	326,032
Marketable Securities held in Trust Account	330,251,556	329,755,798
Total assets	330,843,945	330,916,972
Liabilities and Shareholders’ Equity
Accrued offering costs and expenses	548,061	218,421
Due to related party	27,500	1,032
Total current liabilities	575,561	219,453
Deferred underwriting fee	11,541,250	11,541,250
Total liabilities	12,116,811	11,760,703
Commitments and Contingencies (Note 6)
Class A ordinary share subject to possible redemption, 31,588,011 shares at redemption value	316,381,666	315,880,110
Shareholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 1,386,989 shares issued and outstanding (excluding 31,588,011 shares subject to possible redemption)	139	139
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 8,243,750 shares issued and outstanding	825	825
Additional paid-in capital	3,089,150	3,590,706
Accumulated deficit	(744,646)	(315,511)
Total shareholders’ equity	2,345,468	3,276,159
Total Liabilities and Shareholders’ Equity	$ 330,843,945	$ 330,916,972